Risk information - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Net exposure	kr 426.9	kr 420.5
Central governments
Disclosure of credit risk exposure [line items]
Net exposure	216.8	197.6
Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	11.4	18.7
Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	5.1	7.0
Public sector entity
Disclosure of credit risk exposure [line items]
Net exposure	0.0	1.0
Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	32.2	34.1
Corporates
Disclosure of credit risk exposure [line items]
Net exposure	161.3	162.1
Equity exposures
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.0
Middle East/Africa/Turkey
Disclosure of credit risk exposure [line items]
Net exposure	0.3	0.1
Middle East/Africa/Turkey | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.0
Middle East/Africa/Turkey | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	0.0
Middle East/Africa/Turkey | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.3	0.1
Asia excl. Japan
Disclosure of credit risk exposure [line items]
Net exposure	1.7	1.9
Asia excl. Japan | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.1
Asia excl. Japan | Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	0.8	0.7
Asia excl. Japan | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	0.9	1.1
Japan
Disclosure of credit risk exposure [line items]
Net exposure	5.3	3.9
Japan | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	2.1	0.9
Japan | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	3.2	3.0
North America
Disclosure of credit risk exposure [line items]
Net exposure	11.1	11.5
North America | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.4
North America | Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure		0.5
North America | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	3.2	2.2
North America | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	7.7	8.4
Latin America
Disclosure of credit risk exposure [line items]
Net exposure	2.4	3.3
Latin America | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	2.4	3.3
Sweden
Disclosure of credit risk exposure [line items]
Net exposure	341.2	333.5
Sweden | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	201.8	187.4
Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	10.3	17.1
Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	16.6	18.8
Sweden | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	112.5	110.2
Sweden | Equity exposures
Disclosure of credit risk exposure [line items]
Net exposure		0.0
Western Europe excl. Sweden
Disclosure of credit risk exposure [line items]
Net exposure	61.1	63.3
Western Europe excl. Sweden | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	12.8	7.7
Western Europe excl. Sweden | Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	1.1	1.5
Western Europe excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	4.4	5.8
Western Europe excl. Sweden | Public sector entity
Disclosure of credit risk exposure [line items]
Net exposure		1.0
Western Europe excl. Sweden | Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	10.3	12.2
Western Europe excl. Sweden | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	32.6	35.1
Central and Eastern Europe
Disclosure of credit risk exposure [line items]
Net exposure	3.7	3.0
Central and Eastern Europe | Central governments
Disclosure of credit risk exposure [line items]
Net exposure	2.0	2.0
Central and Eastern Europe | Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.1
Central and Eastern Europe | Corporates
Disclosure of credit risk exposure [line items]
Net exposure	kr 1.8	kr 0.9